SUPPLEMENT DATED MARCH 5, 2010

                     To the variable annuity prospectus of:
                Allianz Vision(SM) New York dated July 22, 2009, as
                            revised October 26, 2009

                                    ISSUED BY

                 Allianz Life Insurance Company of New York and

                         Allianz Life Variable Account C

            This supplement updates certain information contained in
             the prospectus and should be attached to the prospectus
                       and retained for future reference.

   The Quarterly Value Death Benefit is no longer available as of March 8, 2010.

                                                              VSNNYPRO-001-1009